Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Goodwill, net	$ 977,842	$ 1,955,683
Intangible assets, net	1,555,262	2,414,357
Total goodwill and intangible assets, net	$ 2,533,104	$ 4,370,040